Variable Portfolio – Partners Core Equity Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 6.4%
Entertainment 0.9%
Netflix, Inc.(a)	20,153	18,793,277
Interactive Media & Services 5.0%
Alphabet, Inc., Class A	160,726	24,854,669
Alphabet, Inc., Class C	262,708	41,042,871
Meta Platforms, Inc., Class A	74,406	42,884,642
Total		108,782,182
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.	43,369	11,566,946
Total Communication Services		139,142,405
Consumer Discretionary 11.6%
Automobiles 0.6%
Tesla, Inc.(a)	48,184	12,487,365
Broadline Retail 4.4%
Amazon.com, Inc.(a)	504,022	95,895,226
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.	1,846	8,504,356
Chipotle Mexican Grill, Inc.(a)	250,190	12,562,040
Marriott International, Inc., Class A	47,994	11,432,170
McDonald’s Corp.	106,905	33,393,915
Total		65,892,481
Specialty Retail 3.5%
Lowe’s Companies, Inc.	152,032	35,458,423
O’Reilly Automotive, Inc.(a)	8,541	12,235,666
Ross Stores, Inc.	72,749	9,296,595
TJX Companies, Inc. (The)	88,930	10,831,674
Ulta Beauty, Inc.(a)	23,600	8,650,344
Total		76,472,702
Total Consumer Discretionary		250,747,774
Consumer Staples 4.4%
Beverages 0.6%
Coca-Cola Co. (The)	199,957	14,320,921
Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	346,232	30,395,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
Mondelez International, Inc., Class A	308,045	20,900,853
Household Products 1.4%
Colgate-Palmolive Co.	131,994	12,367,838
Procter & Gamble Co. (The)	100,300	17,093,126
Total		29,460,964
Total Consumer Staples		95,078,445
Energy 5.6%
Energy Equipment & Services 2.4%
Baker Hughes Co.	696,725	30,621,064
Schlumberger NV	291,748	12,195,066
TechnipFMC PLC	284,052	9,001,608
Total		51,817,738
Oil, Gas & Consumable Fuels 3.2%
ConocoPhillips Co.	108,081	11,350,667
EQT Corp.	178,677	9,546,712
Expand Energy Corp.	109,692	12,210,913
Exxon Mobil Corp.	211,573	25,162,377
Valero Energy Corp.	83,600	11,041,052
Total		69,311,721
Total Energy		121,129,459
Financials 13.6%
Banks 3.3%
Huntington Bancshares, Inc.	466,270	6,998,713
JPMorgan Chase & Co.	92,025	22,573,732
U.S. Bancorp	165,973	7,007,380
Wells Fargo & Co.	483,452	34,707,019
Total		71,286,844
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	21,467	11,727,207
Morgan Stanley	105,736	12,336,219
Raymond James Financial, Inc.	73,261	10,176,686
S&P Global, Inc.	27,558	14,002,220
Total		48,242,332
Consumer Finance 1.6%
American Express Co.	126,966	34,160,202

Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.0%
MasterCard, Inc., Class A	55,096	30,199,220
Visa, Inc., Class A	100,575	35,247,514
Total		65,446,734
Insurance 3.4%
Allstate Corp. (The)	65,847	13,634,939
Arthur J Gallagher & Co.	74,247	25,633,034
MetLife, Inc.	116,200	9,329,698
Progressive Corp. (The)	50,622	14,326,532
Travelers Companies, Inc. (The)	39,957	10,567,028
Total		73,491,231
Total Financials		292,627,343
Health Care 12.4%
Biotechnology 2.9%
AbbVie, Inc.	107,527	22,529,057
Regeneron Pharmaceuticals, Inc.	34,348	21,784,532
Vertex Pharmaceuticals, Inc.(a)	40,702	19,733,144
Total		64,046,733
Health Care Equipment & Supplies 2.4%
Edwards Lifesciences Corp.(a)	127,989	9,276,643
Medtronic PLC	156,475	14,060,843
Stryker Corp.	76,500	28,477,125
Total		51,814,611
Health Care Providers & Services 4.9%
Cencora, Inc.	58,536	16,278,276
HCA Healthcare, Inc.	29,700	10,262,835
Molina Healthcare, Inc.(a)	41,507	13,671,991
Quest Diagnostics, Inc.	91,548	15,489,922
UnitedHealth Group, Inc.	94,752	49,626,360
Total		105,329,384
Life Sciences Tools & Services 0.9%
Mettler-Toledo International, Inc.(a)	8,280	9,777,935
Thermo Fisher Scientific, Inc.	20,474	10,187,862
Total		19,965,797
Pharmaceuticals 1.3%
Eli Lilly & Co.	33,134	27,365,702
Total Health Care		268,522,227
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.5%
Aerospace & Defense 2.2%
General Electric Co.	66,500	13,309,975
Howmet Aerospace, Inc.	118,009	15,309,308
Northrop Grumman Corp.	38,744	19,837,315
Total		48,456,598
Building Products 1.0%
Carrier Global Corp.	149,651	9,487,874
Trane Technologies PLC	37,386	12,596,091
Total		22,083,965
Commercial Services & Supplies 0.5%
Republic Services, Inc.	42,163	10,210,192
Electrical Equipment 1.6%
AMETEK, Inc.	68,569	11,803,468
Eaton Corp. PLC	80,932	21,999,745
Total		33,803,213
Ground Transportation 1.3%
CSX Corp.	390,173	11,482,792
Norfolk Southern Corp.	39,800	9,426,630
Old Dominion Freight Line, Inc.	44,503	7,363,021
Total		28,272,443
Machinery 2.7%
Deere & Co.	62,363	29,270,074
Ingersoll Rand, Inc.	108,380	8,673,651
Parker-Hannifin Corp.	18,794	11,423,933
Xylem, Inc.	69,700	8,326,362
Total		57,694,020
Professional Services 1.2%
Booz Allen Hamilton Holding Corp.	66,387	6,942,752
Broadridge Financial Solutions, Inc.	42,276	10,250,239
Equifax, Inc.	37,100	9,036,076
Total		26,229,067
Total Industrials		226,749,498
Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.1%
Electronic Equipment, Instruments & Components 1.0%
Keysight Technologies, Inc.(a)	62,983	9,432,964
TE Connectivity PLC	75,781	10,709,371
Total		20,142,335
IT Services 0.6%
Accenture PLC, Class A	43,362	13,530,678
Semiconductors & Semiconductor Equipment 9.5%
Analog Devices, Inc.	66,570	13,425,172
ASML Holding NV	4,585	3,038,159
Broadcom, Inc.	290,473	48,633,894
Micron Technology, Inc.	64,692	5,621,088
NVIDIA Corp.	988,352	107,117,590
NXP Semiconductors NV	105,222	19,998,493
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,900	7,619,400
Total		205,453,796
Software 9.4%
Fair Isaac Corp.(a)	4,569	8,425,967
Intuit, Inc.	22,257	13,665,575
Microsoft Corp.	379,096	142,308,847
Oracle Corp.	96,507	13,492,644
Salesforce, Inc.	93,207	25,013,031
Total		202,906,064
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	644,481	143,158,565
Total Information Technology		585,191,438
Materials 3.2%
Chemicals 1.1%
Linde PLC	29,939	13,940,796
Sherwin-Williams Co. (The)	25,509	8,907,487
Total		22,848,283
Construction Materials 0.9%
Vulcan Materials Co.	84,923	19,812,536
Containers & Packaging 0.9%
International Paper Co.	198,172	10,572,476
Packaging Corp. of America	46,200	9,148,524
Total		19,721,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.3%
Steel Dynamics, Inc.	54,509	6,817,986
Total Materials		69,199,805
Real Estate 0.8%
Industrial REITs 0.4%
Prologis, Inc.	67,692	7,567,289
Residential REITs 0.4%
AvalonBay Communities, Inc.	44,231	9,492,857
Total Real Estate		17,060,146
Utilities 3.8%
Electric Utilities 2.2%
Entergy Corp.	84,034	7,184,066
NextEra Energy, Inc.	165,710	11,747,182
PG&E Corp.	868,805	14,926,070
Southern Co. (The)	160,704	14,776,733
Total		48,634,051
Gas Utilities 0.5%
Atmos Energy Corp.	66,584	10,292,555
Multi-Utilities 1.1%
Ameren Corp.	83,568	8,390,227
CMS Energy Corp.	195,569	14,689,188
Total		23,079,415
Total Utilities		82,006,021
Total Common Stocks (Cost $1,848,941,133)		2,147,454,561

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	12,710,846	12,708,304
Total Money Market Funds (Cost $12,708,195)		12,708,304
Total Investments in Securities (Cost: $1,861,649,328)		2,160,162,865
Other Assets & Liabilities, Net		531,798
Net Assets		2,160,694,663

Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2025 (Unaudited)
At March 31, 2025, securities and/or cash totaling $232,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	9	06/2025	USD	2,543,963	—	(48,094)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	8,385,438	74,045,705	(69,722,948)	109	12,708,304	(881)	125,699	12,710,846
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7053_12_D01_(05/25)